Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Schedule of share-based payment transactions

	2025	2024	2023
	£ 000	£ 000	£ 000
2021 Incentive Plan	9,599	7,142	8,084
Enterprise Management Incentive	68	344	732
	9,667	7,486	8,816

2021 Incentive Plan
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	2025	2024
	Number	Number
Outstanding, start of year	1,171,210	998,598
Granted during the year	7,254,116	397,803
Forfeited during the year	(546,886)	(96,822)
Exercised during the year	(141,621)	(128,369)
Outstanding, end of year	7,736,819	1,171,210

	2025	2024
	Number	Number
Nil cost options	3,818,319	1,062,415
Cost options	3,432,330	—
Performance options	377,500	—
Company Share Option Plan (CSOP) options	108,670	108,795
	7,736,819	1,171,210

	2025	2024
	£	£
Outstanding, start of year	0.91	1.20
Granted during the year	1.41	0.40
Forfeited during the year	0.62	2.97
Exercised during the year	—	—
Outstanding, end of year	1.42	0.91

Schedule of share options outstanding

	December 31,	December 31,
	2025	2024
Weighted average exercise price (£)	1.42	0.91
Number of share options outstanding	7,736,819	1,171,210
Expected weighted average remaining vesting period (years)	2.98	2.14

Schedule of fair value of options granted

	December 31,	December 31,
	2025	2024
Average share price at date of grant (£)	4.00	7.13
Expected volatility (%)	85.00%	90.00%
Dividend yield (%)	—	—
Option life (years)	3.60	2.97
Risk-free interest rate (%)	3.94%	4.43%

EMI Scheme
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	2025	2024
	Number	Number
Outstanding, start of year	945,429	1,170,231
Granted during the year	—	—
Forfeited during the year	(57,181)	(224,802)
Exercised during the year	(27,076)	—
Outstanding, end of year	861,172	945,429

	2025	2024
	£	£
Outstanding, start of year	2.20	2.50
Granted during the year	—	—
Forfeited during the year	8.70	3.80
Exercised during the year	1.80	—
Outstanding, end of year	1.80	2.20

Schedule of share options outstanding

	December 31,	December 31,
	2025	2024
Weighted average exercise price (£)	1.80	2.20
Number of share options outstanding	861,172	945,429
Expected weighted average remaining vesting period (years)	0.50	0.92